ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Accounts receivable and other current assets [Abstract]
Accounts Receivable and Other Current Assets	Accounts Receivable and Other Current Assets

	As at December 31, 2024	As at December 31, 2023
Accounts receivable
Amounts due from concentrate sales	$204	$246
Other receivables	559	447
	$763	$693
Other current assets
Value added taxes recoverable[1]	340	337
Prepaid expenses	150	203
Kibali JV Receivable[2]	260	148
Other[3]	103	127
	$853	$815
[1]Primarily includes VAT and fuel tax recoverables of $63 million in Zambia, $100 million in Mali, $52 million in Côte d’Ivoire, $41 million in Tanzania, $33 million in Argentina, and $12 million in the Dominican Republic (Dec. 31, 2023: $106 million, $84 million, $21 million, $51 million, $18 million, and $11 million, respectively).
[2]Refer to note 16 for further details.
[3]2024 and 2023 balance includes $50 million asset reflecting the final settlement of Zambian tax matters.